Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Property and equipment at beginning of period	$ 1,001,038
Property and equipment at end of period	1,302,884	$ 1,001,038
Cost [Member]
Statements [Line Items]
Property and equipment at beginning of period	1,073,278	130,019
Additions	360,579	943,259
Property and equipment at end of period	1,433,857	1,073,278
Accumulated depreciation [Member]
Statements [Line Items]
Property and equipment at beginning of period	72,240	28,756
Depreciation for the year	58,733	43,484
Property and equipment at end of period	130,973	72,240
Computer [Member]
Statements [Line Items]
Property and equipment at beginning of period	14,570
Property and equipment at end of period	15,864	14,570
Computer [Member] | Cost [Member]
Statements [Line Items]
Property and equipment at beginning of period	32,432	18,911
Additions	9,664	13,521
Property and equipment at end of period	42,096	32,432
Computer [Member] | Accumulated depreciation [Member]
Statements [Line Items]
Property and equipment at beginning of period	17,862	9,192
Depreciation for the year	8,370	8,670
Property and equipment at end of period	26,232	17,862
Equipment [Member]
Statements [Line Items]
Property and equipment at beginning of period	61,303
Property and equipment at end of period	53,923	61,303
Equipment [Member] | Cost [Member]
Statements [Line Items]
Property and equipment at beginning of period	78,446	47,047
Additions	629	31,399
Property and equipment at end of period	79,075	78,446
Equipment [Member] | Accumulated depreciation [Member]
Statements [Line Items]
Property and equipment at beginning of period	17,143	5,513
Depreciation for the year	8,009	11,630
Property and equipment at end of period	25,152	17,143
Vehicles [Member]
Statements [Line Items]
Property and equipment at beginning of period	70,191
Property and equipment at end of period	139,593	70,191
Vehicles [Member] | Cost [Member]
Statements [Line Items]
Property and equipment at beginning of period	107,426	64,061
Additions	111,756	43,365
Property and equipment at end of period	219,182	107,426
Vehicles [Member] | Accumulated depreciation [Member]
Statements [Line Items]
Property and equipment at beginning of period	37,235	14,051
Depreciation for the year	42,354	23,184
Property and equipment at end of period	79,589	37,235
Land [Member]
Statements [Line Items]
Property and equipment at beginning of period	854,974
Property and equipment at end of period	1,093,504	854,974
Land [Member] | Cost [Member]
Statements [Line Items]
Property and equipment at beginning of period	854,974	0
Additions	238,530	854,974
Property and equipment at end of period	1,093,504	854,974
Land [Member] | Accumulated depreciation [Member]
Statements [Line Items]
Property and equipment at beginning of period	0	0
Depreciation for the year	0	0
Property and equipment at end of period	$ 0	$ 0